Expense Example - Western Asset SMASh Series Core Plus Completion Fund - SMASh Series Core Plus Completion Fund	Jun. 30, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	none
Expense Example, with Redemption, 3 Years	9
Expense Example, with Redemption, 5 Years	19
Expense Example, with Redemption, 10 Years	$ 47